UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT WHICH REQUEST HAS EXPIRED.

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ X ]; Amendment Number:   3
                                                 ------
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                          International Specialty Products Inc.
Address:                       300 Delaware Avenue
                               Wilmington, Delaware  19801

Form 13F File Number:  28-5874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                          Richard A. Weinberg
Title:                         Executive Vice President and General Counsel
Phone:                         973-628-3520

Signature, Place, and Date of Signing:

 /s/Richard A. Weinberg         Wayne, New Jersey        February 18, 2003
 ----------------------         -----------------        -----------------
    [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                9

Form 13F Information Table Entry Total:           1

Form 13F Information Table Value Total:        $128
                                            (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.*

No.          Form 13F File Number                       Name
---          --------------------                       ----

1                      28-5135                  BMCA Holdings Corporation

2                      28-5328                  Building Materials Corporation
                                                  of America

3                      28-4533                  Building Materials Investment
                                                  Corporation

4                      28-2655                  G Industries Corp.

5                      28-2656                  G-I Holdings Inc.

6                      28-5326                  GAF Building Materials
                                                  Corporation

7                      28-2521                  GAF Corporation

8                      28-4770                  GAF Fiberglass Corporation

9                      28-7274                  ISP Opco Holdings Inc.




--------------
* International Specialty Products Inc.("ISP") is filing this report on behalf of the institutional investment managers numbered 1 through 8 in accordance with a management agreement among ISP's wholly-owned subsidiary, ISP Opco Holdings Inc., and certain of such managers pursuant to which ISP Opco Holdings Inc. renders investment management services.


Column 1                Column 2     Column 3      Column 4      Column 5     Column 6           Column 7         Column 8

                          Title                                   Shares
                           Of                       Value           or       Investment            Other        Voting Authority
Name of Issuer            Class       CUSIP       (x $1,000)     Prin Amt    Discretion          Managers       Sole   Shared   None
--------------            -----       -----       ----------     --------    ----------          --------       ----   ------   ----
Union Carbide Corp         COM       905581104        128          2,188      DEFINED       1,2,3,4,5,6,7,8,9           2,188



                         Column Total                 128



Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000





As of 3/31/00

